Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Communication Services: 2.2%
14,317	(1)	AMC Networks, Inc.	$667,029	0.3
10,991	(1)	Cargurus, Inc.	345,227	0.1
21,055		Cogent Communications Holdings, Inc.	1,491,536	0.6
34,539		Entravision Communications Corp.	245,227	0.1
6,539	(1)	EverQuote, Inc.	121,822	0.0
39,966		EW Scripps Co.	721,786	0.3
36,435	(1)	Gannett Co., Inc.	243,386	0.1
15,018	(1)	Iridium Communications, Inc.	598,467	0.2
13,318	(1)	Liberty Latin America Ltd.	174,732	0.1
6,887	(1)	Meredith Corp.	383,606	0.1
21,377	(1)	QuinStreet, Inc.	375,380	0.1
4,429		Sinclair Broadcast Group, Inc.	140,311	0.1
3,495	(1)	TechTarget, Inc.	288,058	0.1
			5,796,567	2.2

		Consumer Discretionary: 12.8%
3,898	(1)	1-800-Flowers.com, Inc.	118,928	0.0
4,822	(1)	Abercrombie & Fitch Co. - Class A	181,452	0.1
56,729	(1)	American Axle & Manufacturing Holdings, Inc.	499,782	0.2
4,983	(1)	American Public Education, Inc.	127,615	0.0
3,191	(1)	America's Car-Mart, Inc.	372,645	0.1
8,023	(1)	Asbury Automotive Group, Inc.	1,578,445	0.6
15,673	(1)	Beazer Homes USA, Inc.	270,359	0.1
18,130	(1),(2)	Bed Bath & Beyond, Inc.	313,196	0.1
5,328	(2)	Big 5 Sporting Goods Corp.	122,757	0.0
14,584		Big Lots, Inc.	632,362	0.2
2,839	(1)	BJ's Restaurants, Inc.	118,557	0.0
30,832	(1)	Bloomin Brands, Inc.	770,800	0.3
14,761	(1)	Boot Barn Holdings, Inc.	1,311,810	0.5
5,247	(1)	Boyd Gaming Corp.	331,925	0.1
8,149	(1)	Brinker International, Inc.	399,708	0.1
13,520		Buckle, Inc.	535,257	0.2
4,764		Camping World Holdings, Inc.	185,177	0.1
660	(1)	Cavco Industries, Inc.	156,248	0.1
14,694		Century Communities, Inc.	902,946	0.3
10,286	(1)	Chuy's Holdings, Inc.	324,318	0.1
18,195	(1)	Conn's, Inc.	415,392	0.2
2,930	(1)	CROCS, Inc.	420,396	0.2
1,797	(1)	Deckers Outdoor Corp.	647,279	0.2
7,470	(1)	Dine Brands Global, Inc.	606,639	0.2
1,255	(1)	Fox Factory Holding Corp.	181,398	0.1
9,463	(1)	Genesco, Inc.	546,299	0.2
25,365	(1)	G-III Apparel Group Ltd.	717,829	0.3
7,136		Group 1 Automotive, Inc.	1,340,712	0.5
4,009	(1),(2)	GrowGeneration Corp.	98,902	0.0
21,841		Guess?, Inc.	458,879	0.2
12,012		Haverty Furniture Cos., Inc.	404,925	0.2
4,650		Hibbett, Inc.	328,941	0.1
7,156		Installed Building Products, Inc.	766,765	0.3
12,425	(1)	International Game Technology PLC	327,026	0.1
2,855	(1),(2)	iRobot Corp.	224,118	0.1
6,102		Kontoor Brands, Inc.	304,795	0.1
25,021		La-Z-Boy, Inc.	806,427	0.3
7,531		LCI Industries	1,013,899	0.4
22,425	(1)	Lumber Liquidators Holdings, Inc.	418,899	0.2
13,936	(1)	M/I Homes, Inc.	805,501	0.3
41,083		Macy's, Inc.	928,476	0.3
16,067	(1)	MarineMax, Inc.	779,571	0.3
16,424		MDC Holdings, Inc.	767,329	0.3
15,379	(1)	Meritage Homes Corp.	1,491,763	0.6
2,060		Nathan's Famous, Inc.	126,010	0.0
7,787	(1)	ODP Corp./The	312,726	0.1
9,984		Patrick Industries, Inc.	831,667	0.3
57,197	(1)	Perdoceo Education Corp.	604,000	0.2
16,974	(1)	PlayAGS, Inc.	133,755	0.0
2,387		RCI Hospitality Holdings, Inc.	163,533	0.1
6,774	(1)	Red Rock Resorts, Inc.	346,964	0.1
2,850		Rent-A-Center, Inc.	160,199	0.1
2,588	(1)	Scientific Games Corp.	214,985	0.1
7,355	(1)	Shake Shack, Inc.	577,073	0.2
20,830		Shoe Carnival, Inc.	675,309	0.3
7,362		Shutterstock, Inc.	834,262	0.3
9,074		Signet Jewelers Ltd.	716,483	0.3
9,621	(1)	Sleep Number Corp.	899,371	0.3
3,825		Sonic Automotive, Inc.	200,966	0.1
7,437	(1)	Taylor Morrison Home Corp.	191,726	0.1
16,927	(1)	Tenneco, Inc.	241,548	0.1
17,931	(1)	Tri Pointe Homes, Inc.	376,910	0.1
7,304	(1)	Vista Outdoor, Inc.	294,424	0.1
10,258		Winnebago Industries	743,192	0.3
21,896		Wolverine World Wide, Inc.	653,377	0.2
5,268	(1)	YETI Holdings, Inc.	451,415	0.2
18,854	(1)	Zumiez, Inc.	749,635	0.3
			34,555,977	12.8

		Consumer Staples: 3.8%
11,516	(2)	B&G Foods, Inc.	344,213	0.1
4,899	(1)	BellRing Brands, Inc.	150,644	0.1
2,238	(1)	Celsius Holdings, Inc.	201,621	0.1
19,341	(1)	Central Garden & Pet Co. - CENT	928,368	0.3
2,353		Coca-Cola Consolidated, Inc.	927,506	0.3
10,444		Fresh Del Monte Produce, Inc.	336,506	0.1
2,999	(1)	Herbalife Nutrition Ltd.	127,098	0.0
8,640	(1)	Hostess Brands, Inc.	150,077	0.1
6,240		Ingles Markets, Inc.	412,027	0.1
5,507		John B Sanfilippo & Son, Inc.	450,032	0.2
5,214		Medifast, Inc.	1,004,425	0.4
3,365		National Beverage Corp.	176,629	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
2,991	(1)	Performance Food Group Co.	$138,962	0.0
6,282	(1)	Seneca Foods Corp.	302,918	0.1
16,703	(1)	Simply Good Foods Co/The	576,086	0.2
32,015		SpartanNash Co.	701,128	0.3
3,195		Turning Point Brands, Inc.	152,561	0.1
14,775	(1)	United Natural Foods, Inc.	715,406	0.3
19,371		Universal Corp.	936,200	0.3
6,443	(1)	USANA Health Sciences, Inc.	594,045	0.2
81,912		Vector Group Ltd.	1,044,378	0.4
			10,370,830	3.8

		Energy: 4.6%
16,933		APA Corp.	362,874	0.1
15,831		Archrock, Inc.	130,606	0.0
8,219		Cactus, Inc.	310,021	0.1
36,573		Dorian L.P.G Ltd.	453,871	0.2
8,551	(1)	Green Plains, Inc.	279,190	0.1
36,613	(1)	Helix Energy Solutions Group, Inc.	142,058	0.1
31,576		Helmerich & Payne, Inc.	865,498	0.3
5,536	(1)	Laredo Petroleum, Inc.	448,803	0.2
34,940		Matador Resources Co.	1,329,118	0.5
1,664	(1)	Nabors Industries Ltd.	160,543	0.1
40,635	(1)	Oceaneering International, Inc.	541,258	0.2
41,560	(1)	Oil States International, Inc.	265,568	0.1
45,836		Patterson-UTI Energy, Inc.	412,524	0.2
9,426		PDC Energy, Inc.	446,698	0.2
15,201	(1)	Penn Virginia Corp.	405,411	0.1
11,204		Plains GP Holdings L.P.	120,723	0.0
47,859	(1)	ProPetro Holding Corp.	413,980	0.2
50,636	(1)	Range Resources Corp.	1,145,893	0.4
11,023	(1)	Renewable Energy Group, Inc.	553,355	0.2
3,730	(1)	REX American Resources Corp.	297,915	0.1
26,300	(1)	Select Energy Services, Inc.	136,497	0.1
29,757		SM Energy Co.	784,990	0.3
25,642		Solaris Oilfield Infrastructure, Inc.	213,854	0.1
219,468	(1)	Southwestern Energy Co.	1,215,853	0.4
7,784		Targa Resources Corp.	383,051	0.1
39,874	(1),(2)	Teekay Corp.	145,939	0.1
12,271	(1)	US Silica Holdings, Inc.	98,045	0.0
6,848		World Fuel Services Corp.	230,230	0.1
			12,294,366	4.6

		Financials: 17.4%
5,268		1st Source Corp.	248,860	0.1
15,105		Amalgamated Financial Corp.	238,961	0.1
31,087		American Equity Investment Life Holding Co.	919,243	0.3
2,626		Ameris Bancorp.	136,237	0.0
8,716		Artisan Partners Asset Management, Inc.	426,387	0.2
8,373		Assured Guaranty Ltd.	391,940	0.1
2,084		B. Riley Financial, Inc.	123,039	0.0
36,990		Banc of California, Inc.	683,945	0.2
3,135		BankUnited, Inc.	131,106	0.0
26,848		Banner Corp.	1,482,278	0.5
12,216		Brightsphere Investment Group, Inc.	319,204	0.1
20,443		Brookline Bancorp, Inc.	311,960	0.1
32,598		Cadence BanCorp	715,852	0.3
8,864		Capstar Financial Holdings, Inc.	188,271	0.1
12,107	(1)	Carter Bankshares, Inc.	172,161	0.1
39,897		Central Pacific Financial Corp.	1,024,555	0.4
13,128		Civista Bancshares, Inc.	304,963	0.1
17,153		CNO Financial Group, Inc.	403,782	0.1
6,204		Cohen & Steers, Inc.	519,709	0.2
19,598		Columbia Banking System, Inc.	744,528	0.3
1,887		Community Bank System, Inc.	129,108	0.0
58,429		CVB Financial Corp.	1,190,199	0.4
27,645		Eastern Bankshares, Inc.	561,193	0.2
4,372	(1)	eHealth, Inc.	177,066	0.1
20,914		Ellington Financial, Inc.	382,517	0.1
16,414	(1)	Encore Capital Group, Inc.	808,718	0.3
8,427		Farmers National Banc Corp.	132,388	0.0
13,615		Financial Institutions, Inc.	417,300	0.2
7,218		First American Financial Corp.	483,967	0.2
137,976		First BanCorp. Puerto Rico	1,814,384	0.7
25,480		First Financial Bancorp.	596,487	0.2
28,999		First Hawaiian, Inc.	851,121	0.3
8,776		First Midwest Bancorp., Inc.	166,832	0.1
20,449		First of Long Island Corp.	421,249	0.2
12,450		Flagstar Bancorp, Inc.	632,211	0.2
6,396		Flushing Financial Corp.	144,550	0.0
199,201	(1)	Genworth Financial, Inc.	747,004	0.3
4,086		Great Southern Bancorp., Inc.	223,954	0.1
13,593		Great Western Bancorp, Inc.	445,035	0.2
13,669	(1)	Green Dot Corp.	687,961	0.3
22,012	(1)	Greenlight Capital Re Ltd.	162,669	0.1
9,788		Hancock Whitney Corp.	461,211	0.2
22,314		Hanmi Financial Corp.	447,619	0.2
17,472		HomeStreet, Inc.	718,973	0.3
22,149		Independent Bank Corp. Michigan	475,760	0.2
7,990		International Bancshares Corp.	332,704	0.1
57,531		Investors Bancorp, Inc.	869,293	0.3
1,371		Investors Title Co.	250,345	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
34,970		KKR Real Estate Finance Trust, Inc.	$737,867	0.3
20,720		Luther Burbank Corp.	277,855	0.1
7,221		Mercantile Bank Corp.	231,289	0.1
21,771		MGIC Investment Corp.	325,694	0.1
4,383	(1)	Mr Cooper Group, Inc.	180,448	0.1
9,199		Navient Corp.	181,496	0.1
25,618		NBT Bancorp., Inc.	925,322	0.3
19,896		New Residential Investment Corp.	218,856	0.1
218,189		New York Mortgage Trust, Inc.	929,485	0.3
31,449	(1)	NMI Holdings, Inc.	711,062	0.3
40,235		Northfield Bancorp, Inc.	690,433	0.3
52,022		OFG Bancorp	1,311,995	0.5
19,392		Old Republic International Corp.	448,537	0.2
8,731		Oppenheimer Holdings, Inc.	395,427	0.1
5,981		Orrstown Financial Services, Inc.	139,955	0.0
20,892		Pacific Premier Bancorp, Inc.	865,764	0.3
12,170		Peapack-Gladstone Financial Corp.	405,991	0.1
5,884		Piper Sandler Cos	814,699	0.3
8,687		ProAssurance Corp.	206,577	0.1
9,225		QCR Holdings, Inc.	474,534	0.2
22,059		Radian Group, Inc.	501,180	0.2
2,738		Red River Bancshares, Inc.	136,489	0.0
87,104		Redwood Trust, Inc.	1,122,771	0.4
9,350		Republic Bancorp., Inc.	473,577	0.2
7,291		Safety Insurance Group, Inc.	577,812	0.2
7,568	(1)	Selectquote, Inc.	97,854	0.0
7,216		Sierra Bancorp.	175,204	0.1
26,141		Southside Bancshares, Inc.	1,000,939	0.4
14,906		Stewart Information Services Corp.	942,954	0.3
4,526		Stifel Financial Corp.	307,587	0.1
18,244		Tiptree Financial, Inc.	182,805	0.1
1,457	(1)	Trupanion, Inc.	113,165	0.0
21,589		TrustCo Bank Corp. NY	690,200	0.3
1,735		UMB Financial Corp.	167,792	0.1
7,847		Umpqua Holdings Corp.	158,902	0.1
55,255		United Community Banks, Inc./GA	1,813,469	0.7
31,140		Universal Insurance Holdings, Inc.	406,066	0.1
13,525		Unum Group	338,936	0.1
4,720		Victory Capital Holdings, Inc.	165,247	0.1
2,506		Virtus Investment Partners, Inc.	777,662	0.3
15,003		WesBanco, Inc.	511,302	0.2
22,591		Westamerica Bancorp.	1,270,970	0.5
6,128		WSFS Financial Corp.	314,428	0.1
			46,939,396	17.4

		Health Care: 11.9%
7,648	(1)	Addus HomeCare Corp.	609,928	0.2
46,887	(1)	Akebia Therapeutics, Inc.	135,035	0.0
16,157	(1)	Amicus Therapeutics, Inc.	154,299	0.1
18,746	(1)	AMN Healthcare Services, Inc.	2,151,103	0.8
8,718	(1)	Amphastar Pharmaceuticals, Inc.	165,729	0.1
10,179	(1)	Angiodynamics, Inc.	264,043	0.1
7,345	(1)	Anika Therapeutics, Inc.	312,603	0.1
7,095	(1)	Apria, Inc.	263,579	0.1
8,481	(1)	AxoGen, Inc.	134,000	0.0
2,179	(1)	Blueprint Medicines Corp.	224,023	0.1
5,599	(1)	Cardiovascular Systems, Inc.	183,815	0.1
2,595	(1)	CareDx, Inc.	164,445	0.1
3,709	(1)	Castle Biosciences, Inc.	246,649	0.1
74,565	(1)	Castlight Health, Inc.	117,067	0.0
44,929	(1)	Coherus Biosciences, Inc.	722,009	0.3
28,291	(1)	Community Health Systems, Inc.	331,005	0.1
17,863		Computer Programs & Systems, Inc.	633,422	0.2
11,547		Conmed Corp.	1,510,694	0.6
31,367	(1)	Covetrus, Inc.	568,997	0.2
32,438	(1)	Cross Country Healthcare, Inc.	688,983	0.2
4,341	(1)	Cutera, Inc.	202,291	0.1
3,987	(1)	Deciphera Pharmaceuticals, Inc.	135,478	0.0
4,607	(1)	Enanta Pharmaceuticals, Inc.	261,724	0.1
15,533		Ensign Group, Inc.	1,163,266	0.4
15,045	(1),(2)	EyePoint Pharmaceuticals, Inc.	156,769	0.1
6,636	(1),(2)	Fulgent Genetics, Inc.	596,908	0.2
1,763	(1)	Glaukos Corp.	84,924	0.0
12,092	(1)	Hanger, Inc.	265,540	0.1
20,623	(1)	Homology Medicines, Inc.	162,303	0.1
11,096	(1)	Integer Holdings Corp.	991,317	0.4
7,556	(1),(2)	Intercept Pharmaceuticals, Inc.	112,207	0.0
37,462	(1)	Invacare Corp.	178,319	0.1
7,659	(1)	Joint Corp./The	750,735	0.3
18,950	(1)	Jounce Therapeutics, Inc.	140,799	0.0
9,019		LeMaitre Vascular, Inc.	478,819	0.2
8,004	(1)	MacroGenics, Inc.	167,604	0.1
782	(1)	Medpace Holdings, Inc.	148,017	0.0
20,470	(1)	Meridian Bioscience, Inc.	393,843	0.1
13,256	(1)	Merit Medical Systems, Inc.	951,781	0.3
3,823	(1)	ModivCare, Inc.	694,333	0.3
24,261	(1)	Myriad Genetics, Inc.	783,388	0.3
1,590	(1)	Natera, Inc.	177,190	0.1
3,690		National Healthcare Corp.	258,226	0.1
5,850	(1)	Natus Medical, Inc.	146,718	0.0
40,145	(1)	NeoGenomics, Inc.	1,936,595	0.7
41,433	(1)	NextGen Healthcare, Inc.	584,205	0.2
14,124	(1)	Omnicell, Inc.	2,096,425	0.8

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
15,524	(1)	OraSure Technologies, Inc.	$175,576	0.1
20,052	(1)	Orthofix Medical, Inc.	764,382	0.3
26,314		Owens & Minor, Inc.	823,365	0.3
13,468	(1)	Pacira BioSciences, Inc.	754,208	0.3
17,634	(1)	Prestige Consumer Healthcare, Inc.	989,444	0.4
3,509	(1)	Progyny, Inc.	196,504	0.1
23,208	(1)	Puma Biotechnology, Inc.	162,688	0.1
1,559	(1)	Quidel Corp.	220,053	0.1
13,769	(1)	Radius Health, Inc.	170,873	0.1
10,494	(1)	REGENXBIO, Inc.	439,908	0.2
12,045		Select Medical Holdings Corp.	435,668	0.2
8,546	(1)	SI-BONE, Inc.	183,055	0.1
2,943		Simulations Plus, Inc.	116,249	0.0
17,114	(1)	Supernus Pharmaceuticals, Inc.	456,430	0.2
19,707	(1)	Surface Oncology, Inc.	149,182	0.0
5,626	(1)	SurModics, Inc.	312,806	0.1
13,474	(1)	Tactile Systems Technology, Inc.	598,919	0.2
42,193	(1)	Vanda Pharmaceuticals, Inc.	723,188	0.3
3,926	(1)	Veracyte, Inc.	182,363	0.1
6,031	(1),(2)	Vericel Corp.	294,313	0.1
20,962	(1)	Viemed Healthcare, Inc.	116,339	0.0
4,179	(1)	Xencor, Inc.	136,486	0.0
			32,003,151	11.9

		Industrials: 17.1%
29,477		ABM Industries, Inc.	1,326,760	0.5
17,431		ACCO Brands Corp.	149,732	0.1
2,003		Acuity Brands, Inc.	347,260	0.1
1,606		Advanced Drainage Systems, Inc.	173,721	0.1
10,627	(1)	Aerovironment, Inc.	917,323	0.3
1,062		Alamo Group, Inc.	148,181	0.1
3,094		Albany International Corp.	237,836	0.1
4,419	(1)	Allegiant Travel Co.	863,826	0.3
4,727		Altra Industrial Motion Corp.	261,639	0.1
5,693	(1)	American Woodmark Corp.	372,151	0.1
12,189		Apogee Enterprises, Inc.	460,257	0.2
17,532		Applied Industrial Technologies, Inc.	1,580,159	0.6
14,619		ArcBest Corp.	1,195,396	0.4
10,575		Arcosa, Inc.	530,548	0.2
2,631	(1)	ASGN, Inc.	297,671	0.1
14,873		Astec Industries, Inc.	800,316	0.3
8,617	(1)	Atkore, Inc.	748,990	0.3
16,122	(1)	Atlas Air Worldwide Holdings, Inc.	1,316,845	0.5
20,106		Barnes Group, Inc.	839,023	0.3
3,074	(1)	Beacon Roofing Supply, Inc.	146,814	0.0
3,365	(1)	BlueLinx Holdings, Inc.	164,481	0.1
23,608		Boise Cascade Co.	1,274,360	0.5
20,474		Brady Corp.	1,038,032	0.4
6,759	(1)	Chart Industries, Inc.	1,291,713	0.5
10,355		Columbus McKinnon Corp.	500,664	0.2
12,967		Comfort Systems USA, Inc.	924,806	0.3
41,868	(1)	CoreCivic, Inc.	372,625	0.1
19,896	(1)	Cornerstone Building Brands, Inc.	290,681	0.1
15,330		Costamare, Inc.	237,462	0.1
8,257	(1)	DXP Enterprises, Inc.	244,160	0.1
22,292		Enerpac Tool Group Corp.	462,113	0.2
9,113		EnPro Industries, Inc.	793,925	0.3
1,613		ESCO Technologies, Inc.	124,201	0.0
15,262		Exponent, Inc.	1,726,895	0.6
10,780		Franklin Electric Co., Inc.	860,783	0.3
5,652	(1)	Gibraltar Industries, Inc.	393,662	0.1
23,658	(1)	GMS, Inc.	1,036,220	0.4
29,292		GrafTech International Ltd.	302,293	0.1
3,180	(2)	Greenbrier Cos., Inc.	136,708	0.0
11,805		Griffon Corp.	290,403	0.1
4,957		H&E Equipment Services, Inc.	172,058	0.1
38,697		Hillenbrand, Inc.	1,650,427	0.6
4,611		HNI Corp.	169,316	0.1
8,135		Insteel Industries, Inc.	309,537	0.1
12,925		John Bean Technologies Corp.	1,816,609	0.7
27,482		Kelly Services, Inc.	518,860	0.2
28,937		Korn Ferry	2,093,881	0.8
10,501		Mantech International Corp.	797,236	0.3
39,393		Marten Transport Ltd.	618,076	0.2
2,272	(1)	Masonite International Corp.	241,127	0.1
5,436		Matson, Inc.	438,740	0.2
25,038	(1)	Mesa Air Group, Inc.	191,791	0.1
3,469		Moog, Inc.	264,442	0.1
16,092	(1)	MRC Global, Inc.	118,115	0.0
64,401	(1)	NOW, Inc.	492,668	0.2
31,359	(1)	PAE, Inc.	187,527	0.1
6,253	(1)	PGT Innovations, Inc.	119,432	0.0
22,205		Pitney Bowes, Inc.	160,098	0.1
8,163		Powell Industries, Inc.	200,565	0.1
23,923		Quanex Building Products Corp.	512,191	0.2
37,931	(1)	Resideo Technologies, Inc.	940,310	0.3
3,964		Rush Enterprises, Inc. - Class A	179,014	0.1
3,750	(1)	Saia, Inc.	892,613	0.3
1,349		Simpson Manufacturing Co., Inc.	144,303	0.0
28,197	(1)	Skywest, Inc.	1,391,240	0.5
24,659	(1)	SPX Corp.	1,318,024	0.5
8,414		SPX FLOW, Inc.	615,063	0.2
5,512	(1)	Titan Machinery, Inc.	142,816	0.0
1,937	(1)	TriNet Group, Inc.	183,201	0.1
4,970		Triton International Ltd.	258,639	0.1
3,116		UFP Industries, Inc.	211,826	0.1
6,585		Unifirst Corp.	1,400,103	0.5
4,134	(1)	Veritiv Corp.	370,241	0.1
4,440	(1)	Vicor Corp.	595,670	0.2
32,557		Wabash National Corp.	492,587	0.2

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,004		Watts Water Technologies, Inc.	$168,762	0.1
1,647	(1)	Wesco International, Inc.	189,932	0.1
14,321	(1)	WillScot Mobile Mini Holdings Corp.	454,262	0.2
			46,201,937	17.1

		Information Technology: 14.0%
28,558	(1)	3D Systems Corp.	787,344	0.3
32,309		Adtran, Inc.	606,117	0.2
15,024		Advanced Energy Industries, Inc.	1,318,356	0.5
5,611	(1)	Agilysys, Inc.	293,792	0.1
12,248	(1)	Alarm.com Holdings, Inc.	957,671	0.4
3,936		Avnet, Inc.	145,514	0.1
20,972	(1)	Axcelis Technologies, Inc.	986,313	0.4
10,264		Bel Fuse, Inc.	127,581	0.0
11,134		Benchmark Electronics, Inc.	297,389	0.1
6,088	(1)	BM Technologies, Inc.	54,183	0.0
6,453	(1)	Bottomline Technologies de, Inc.	253,474	0.1
12,420	(1)	Box, Inc.	293,981	0.1
4,025	(1)	Cambium Networks Corp.	145,665	0.1
3,903		Cass Information Systems, Inc.	163,341	0.1
13,050	(1)	Ceva, Inc.	556,843	0.2
24,092	(1)	Cohu, Inc.	769,498	0.3
2,799	(1)	Commvault Systems, Inc.	210,793	0.1
24,545		Comtech Telecommunications Corp.	628,597	0.2
22,996		CSG Systems International, Inc.	1,108,407	0.4
28,874	(1)	Daktronics, Inc.	156,786	0.1
24,494	(1)	Diebold Nixdorf, Inc.	247,634	0.1
33,040	(1)	Digi International, Inc.	694,501	0.3
18,829	(1)	Diodes, Inc.	1,705,719	0.6
4,682	(1)	Domo, Inc.	395,348	0.1
4,683	(1)	ePlus, Inc.	480,523	0.2
15,867		EVERTEC, Inc.	725,439	0.3
11,035	(1)	ExlService Holdings, Inc.	1,358,629	0.5
97,813	(1)	Extreme Networks, Inc.	963,458	0.4
6,178	(1)	Fabrinet	633,307	0.2
7,730	(1)	Faro Technologies, Inc.	508,711	0.2
25,143	(1)	Formfactor, Inc.	938,588	0.3
3,041	(1)	Ichor Holdings Ltd.	124,955	0.0
16,912	(1)	Insight Enterprises, Inc.	1,523,433	0.6
3,038	(1)	Itron, Inc.	229,764	0.1
26,759		Kulicke & Soffa Industries, Inc.	1,559,514	0.6
16,128	(1)	LivePerson, Inc.	950,746	0.3
18,256	(1)	MaxLinear, Inc.	899,108	0.3
1,329	(1),(2)	MicroStrategy, Inc.	768,694	0.3
3,632	(1)	Mimecast Ltd.	230,995	0.1
14,773	(1)	Mitek Systems, Inc.	273,300	0.1
7,466	(1)	Momentive Global, Inc.	146,334	0.1
12,370	(1)	Netgear, Inc.	394,727	0.1
23,534	(1)	Onto Innovation, Inc.	1,700,331	0.6
3,956		PC Connection, Inc.	174,183	0.1
4,344	(1)	Perficient, Inc.	502,601	0.2
47,249	(1)	Photronics, Inc.	644,004	0.2
7,116	(1)	Plantronics, Inc.	182,952	0.1
4,428		Power Integrations, Inc.	438,328	0.2
22,880		Progress Software Corp.	1,125,467	0.4
20,507	(1)	Pure Storage, Inc. - Class A	515,956	0.2
30,562	(1)	Rambus, Inc.	678,476	0.2
19,148	(1)	Ribbon Communications, Inc.	114,505	0.0
2,116	(1)	Rogers Corp.	394,592	0.1
18,119	(1)	Scansource, Inc.	630,360	0.2
3,045	(1)	Sprout Social, Inc.	371,338	0.1
15,051	(1)	SPS Commerce, Inc.	2,427,877	0.9
2,160		SYNNEX Corp.	224,856	0.1
6,486		TTEC Holdings, Inc.	606,636	0.2
16,978	(1)	Ultra Clean Holdings, Inc.	723,263	0.3
7,098	(1)	Veeco Instruments, Inc.	157,647	0.1
8,513	(1)	Viavi Solutions, Inc.	133,995	0.0
9,420		Vishay Intertechnology, Inc.	189,248	0.1
12,658	(1)	Vonage Holdings Corp.	204,047	0.1
6,660		Xperi Holding Corp.	125,474	0.0
			37,881,208	14.0

		Materials: 5.0%
8,298	(1)	Allegheny Technologies, Inc.	137,996	0.0
25,424		American Vanguard Corp.	382,631	0.1
9,466	(1)	Arconic Corp.	298,558	0.1
16,750	(1)	Axalta Coating Systems Ltd.	488,932	0.2
1,148		Balchem Corp.	166,540	0.1
9,076		Cabot Corp.	454,889	0.2
22,703		Carpenter Technology Corp.	743,296	0.3
1,389		Chase Corp.	141,886	0.0
5,738	(1)	Clearwater Paper Corp.	219,938	0.1
4,395		Hawkins, Inc.	153,298	0.1
24,964		HB Fuller Co.	1,611,676	0.6
17,116		Huntsman Corp.	506,462	0.2
12,199		Innospec, Inc.	1,027,400	0.4
7,555		Kaiser Aluminum Corp.	823,193	0.3
16,012	(1)	Koppers Holdings, Inc.	500,535	0.2
10,085		Kronos Worldwide, Inc.	125,155	0.0
8,775		Louisiana-Pacific Corp.	538,522	0.2
10,512		Mercer International, Inc.	121,834	0.0
3,127		Neenah, Inc.	145,749	0.0
18,307		Olympic Steel, Inc.	445,958	0.2
2,873		Quaker Chemical Corp.	682,970	0.2
36,407	(1)	Rayonier Advanced Materials, Inc.	273,052	0.1
1,183		Royal Gold, Inc.	112,965	0.0
4,565		Schweitzer-Mauduit International, Inc.	158,223	0.1
4,590		Stepan Co.	518,395	0.2
94,604		SunCoke Energy, Inc.	594,113	0.2
40,859	(1)	TimkenSteel Corp.	534,436	0.2
14,622		Trinseo SA	789,296	0.3
8,367		Tronox Holdings PLC	206,247	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
30,735		Warrior Met Coal, Inc.	$715,203	0.3
			13,619,348	5.0

		Real Estate: 7.8%
36,946		Acadia Realty Trust	754,068	0.3
2,986		Agree Realty Corp.	197,763	0.1
52,285		Alexander & Baldwin, Inc.	1,225,560	0.4
3,349		Apartment Income REIT Corp.	163,465	0.1
54,135		Armada Hoffler Properties, Inc.	723,785	0.3
6,070		Brixmor Property Group, Inc.	134,208	0.0
58,682		CareTrust REIT, Inc.	1,192,418	0.4
10,307	(1)	Chatham Lodging Trust	126,261	0.0
44,617		Easterly Government Properties, Inc.	921,787	0.3
53,793		Essential Properties Realty Trust, Inc.	1,501,901	0.6
6,100		First Industrial Realty Trust, Inc.	317,688	0.1
8,890	(1)	Forestar Group, Inc.	165,621	0.1
36,573		Four Corners Property Trust, Inc.	982,351	0.4
11,008		Gaming and Leisure Properties, Inc.	509,891	0.2
28,754	(2)	Geo Group, Inc./The	214,792	0.1
18,738		Global Net Lease, Inc.	300,183	0.1
1,694	(2)	Innovative Industrial Properties, Inc.	391,602	0.1
55,180		Kite Realty Group Trust	1,123,465	0.4
80,161		Lexington Realty Trust	1,022,053	0.4
4,879		Life Storage, Inc.	559,816	0.2
5,617		National Storage Affiliates Trust	296,521	0.1
11,069		Newmark Group, Inc.	158,397	0.1
29,760		Piedmont Office Realty Trust, Inc.	518,717	0.2
7,967		PotlatchDeltic Corp.	410,938	0.1
11,665		RE/MAX Holdings, Inc.	363,481	0.1
57,196	(1)	Realogy Holdings Corp.	1,003,218	0.4
61,421		Retail Opportunity Investments Corp.	1,069,954	0.4
56,432		Retail Properties of America, Inc.	726,844	0.3
19,494		Retail Value, Inc.	513,277	0.2
74,738		RPT Realty	953,657	0.3
5,449		Saul Centers, Inc.	240,083	0.1
97,069		SITE Centers Corp.	1,498,745	0.6
2,933		Spirit Realty Capital, Inc.	135,035	0.0
3,761		Terreno Realty Corp.	237,808	0.1
52,172		Whitestone REIT	510,242	0.2
			21,165,595	7.8

		Utilities: 1.2%
17,143		Avista Corp.	670,634	0.2
2,627		Black Hills Corp.	164,870	0.1
2,837		Brookfield Infrastructure Corp.	169,879	0.1
2,558		Chesapeake Utilities Corp.	307,088	0.1
5,678		National Fuel Gas Co.	298,209	0.1
11,021		Portland General Electric Co.	517,877	0.2
19,449		South Jersey Industries, Inc.	413,486	0.2
15,441		Unitil Corp.	660,566	0.2
			3,202,609	1.2

	Total Common Stock
	(Cost $205,707,429)		264,030,984	97.8

RIGHTS: –%
		Health Care: –%
7,651	(1),(3),(4)	Aduro Biotech, Inc. - CVR	–	–

	Total Rights
	(Cost $–)		–	–

WARRANTS: 0.0%
		Energy: 0.0%
645	(1)	Nabors Industries Ltd.	3,767	0.0
1,219	(1)	Oasis Petroleum, Inc.	23,770	0.0

	Total Warrants
	(Cost $37,789)		27,537	0.0

	Total Long-Term Investments
	(Cost $205,745,218)		264,058,521	97.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
		Repurchase Agreements: 1.5%
1,000,000	(5)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,020,000, due 09/01/31-07/01/60)	1,000,000	0.4
966,533	(5)	Citigroup, Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $966,535, collateralized by various U.S. Government Securities, 0.125%-2.750%, Market Value plus accrued interest $985,864, due 06/30/22-02/15/28)	966,533	0.3

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000	(5) Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 11/15/21-10/01/51)	$1,000,000	0.4
1,000,000	(5) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/21-05/01/58)	1,000,000	0.4

	Total Repurchase Agreements
	(Cost $3,966,533)	3,966,533	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
5,453,000	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $5,453,000)	5,453,000	2.0

	Total Short-Term Investments
	(Cost $9,419,533)	9,419,533	3.5

	Total Investments in Securities (Cost $215,164,751)	$273,478,054	101.3
	Liabilities in Excess of Other Assets	(3,547,265)	(1.3)
	Net Assets	$269,930,789	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2021.

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$264,030,984	$–	$–	$264,030,984
Rights	–	–	–	–
Warrants	27,537	–	–	27,537
Short-Term Investments	5,453,000	3,966,533	–	9,419,533
Total Investments, at fair value	$269,511,521	$3,966,533	$–	$273,478,054
Liabilities Table
Other Financial Instruments+
Futures	$(61,461)	$–	$–	$(61,461)
Total Liabilities	$(61,461)	$–	$–	$(61,461)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, Voya Index Plus SmallCap Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$–	$–
		$–	$–

At September 30, 2021, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	48	12/17/21	$5,281,920	$(61,461)
			$5,281,920	$(61,461)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $215,513,790.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$66,733,774
Gross Unrealized Depreciation	(8,830,971)
Net Unrealized Appreciation	$57,902,803